Property and equipment (Tables)	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment
Property and equipment by asset category is as follows:

	As of March 31,
	2022		2023		2023

	(In millions)
Land and premises	Rs.	22,754.4	Rs.	25,501.3	US$	310.3
Software and systems		45,767.3		56,092.8		682.5
Equipment and furniture		106,945.7		132,553.5		1,612.9

Property and equipment, at cost		175,467.4		214,147.6		2,605.7
Less: Accumulated depreciation		109,641.0		126,577.9		1,540.1

Property and equipment, net	Rs.	65,826.4	Rs.	87,569.7	US$	1,065.6